INCOME TAXES, Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Roll Forward]
Balance at the beginning of the year	$ 19,072,736	$ 16,969,593	$ 12,020,484
Additions during the year	3,213,097	1,350,729	5,072,637
Expire of NOL	(1,243,653)	0	0
Write-off of employee stock ownership plans deferred tax asset	(4,981,854)	0	0
Change in tax rate	(959,106)	0	0
Company deregistration	(708,266)	0	0
Exchange rate effect	266,461	752,414	(123,528)
Balance at the end of the year	14,659,415	19,072,736	$ 16,969,593
Unrecognized uncertain tax positions	0	0
Unrecognized liabilities, interest or penalties	0	$ 0
Hong Kong [Member]
Valuation Allowance [Roll Forward]
Operating loss carryforwards	976,786
United States [Member]
Valuation Allowance [Roll Forward]
Operating loss carryforwards	$ 13,357,248
Percentage of annual taxable income	80.00%
United States [Member] | 2035 [Member]
Valuation Allowance [Roll Forward]
Operating loss carryforwards	$ 3,740,688
United States [Member] | 2036 [Member]
Valuation Allowance [Roll Forward]
Operating loss carryforwards	1,430,246
PRC [Member]
Valuation Allowance [Roll Forward]
Operating loss carryforwards	41,251,350
PRC [Member] | 2022 [Member]
Valuation Allowance [Roll Forward]
Operating loss carryforwards	7,973,456
PRC [Member] | 2023 [Member]
Valuation Allowance [Roll Forward]
Operating loss carryforwards	15,541,874
PRC [Member] | 2024 [Member]
Valuation Allowance [Roll Forward]
Operating loss carryforwards	7,556,351
PRC [Member] | 2025 [Member]
Valuation Allowance [Roll Forward]
Operating loss carryforwards	3,362,995
PRC [Member] | 2026 [Member]
Valuation Allowance [Roll Forward]
Operating loss carryforwards	$ 6,816,673